Fair Value of Pension Plan Assets by Asset Category (Parenthetical) (Detail) In Millions, unless otherwise specified						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japanese Government Bond Securities	Mar. 31, 2011 Japanese Government Bond Securities	Mar. 31, 2012 Japanese Municipal Bonds Securities	Mar. 31, 2011 Japanese Municipal Bonds Securities	Mar. 31, 2012 Japanese Corporate Bonds Securities	Mar. 31, 2011 Japanese Corporate Bonds Securities	Mar. 31, 2012 Foreign Government Bonds	Mar. 31, 2012 Foreign Municipal Bonds Securities	Mar. 31, 2012 ORIX JREIT Inc. Japanese Companies Equity Securities USD ($)	Mar. 31, 2012 ORIX JREIT Inc. Japanese Companies Equity Securities JPY (¥)	Mar. 31, 2011 ORIX JREIT Inc. Japanese Companies Equity Securities JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 1,046	¥ 85,945	$ 1,039	¥ 85,396	¥ 85,967									$ 1	¥ 89	¥ 34
Pension plan assets investment allocation in pooled funds						70.00%	70.00%	10.00%	10.00%	20.00%	20.00%	80.00%	20.00%